Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Deferred tax assets:
Sales related reserves and accrued expenses not currently deductible	$ 82	$ 50
Accrued compensation and benefits not currently deductible	207	138
Domestic net operating loss carryforward	259	137
Business credit carryforward	264	167
Long-lived assets	256	49
Other	177	65
Total deferred tax assets	1,245	606
Deferred tax liabilities:
Long-lived assets	(1,030)	(126)
Other	(9)	(10)
Total deferred tax liabilities	(1,039)	(136)
Valuation allowances	(294)	(166)
Deferred tax (liabilities) assets, net	(88)	304
Deferred tax liabilities:
Deferred tax (liabilities) assets, net	$ (88)	$ 304